Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,968,000
Previously Paid Amount	0.00
Total Fee Amount	686.08
Total Offset Amount	0.00
Net Fee	686.08
Narrative - Max Aggregate Offering Price	$ 4,968,000
Final Prospectus	true